Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	CRM Mutual Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001322252
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2012
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMSX
CRM SMALL CAP VALUE FUND (Prospectus Summary) | CRM SMALL CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRISX
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMAX
CRM SMALL/MID CAP VALUE FUND (Prospectus Summary) | CRM SMALL/MID CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIAX
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMMX
CRM MID CAP VALUE FUND (Prospectus Summary) | CRM MID CAP VALUE FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIMX
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMGX
CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIGX
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMEX
CRM All Cap Value Fund (Prospectus Summary) | CRM All Cap Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIEX
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMWX
CRM Global Opportunity Fund (Prospectus Summary) | CRM Global Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIWX
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMIX
CRM International Opportunity Fund (Prospectus Summary) | CRM International Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRIIX